SHAREHOLDERS' EQUITY (Details) - Stock options outstanding under the 2010 Share Plan (USD $)	12 Months Ended
Oct. 31, 2014
SHAREHOLDERS' EQUITY (Details) - Stock options outstanding under the 2010 Share Plan [Line Items]
Options Exercisable,Weighted Average Exercise Price	$ 0
Rangeof Exercise Prices 0.12 To 0.37 [Member] | 2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - Stock options outstanding under the 2010 Share Plan [Line Items]
Options Outstanding, Number (in Shares)	18,214,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 200 days
Options Outstanding, Weighted Average Exercise Price	$ 0.23
Options Exercisable, Number (in Shares)	6,543,445
Options Exercisable,Weighted Average Remaining Contractual Life	7 years 14 days
Options Exercisable,Weighted Average Exercise Price	$ 0.23